10 GOING CONCERN	12 Months Ended
Dec. 31, 2012
Liquidity Disclosure [Abstract] (Deprecated 2009-01-31)
GOING CONCERN

NOTE 10 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2012 the Company had an accumulated deficit of approximately $891,000. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company maintains daily operations and capital needs through the receipts of monthly account residuals received directly from the Company’s processors. During the year ended December 31, 2012 the Company sold in the aggregate 5,050,000 shares of common stock and received $255,000. The Company expects to increase sales of additional merchant accounts over the course of this fiscal year.

On February 8, 2013 the Company filed Amendment No. 2 to its Registration Statement on Form S-1, whereby the Company is registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.